TAX (Tables)	12 Months Ended
Dec. 31, 2024
TAX
Schedule of income tax

USDm	2024	2023	2022
Tax on profit for the year
Current tax for the year	1.0	0.6	0.5
Adjustments related to previous years	(1.0)	—	(0.1)
Adjustment of deferred tax	(3.3)	2.2	(7.3)
Income tax charge for the year	(3.3)	2.8	(6.9)
Tonnage tax charge for the year	1.3	1.2	1.0
Total	(2.0)	4.0	(5.9)

Schedule of deferred taxes

USDm	2024	2023	2022
Deferred tax assets
Deferred tax assets related to Corporate Interest Restriction	1.7	0.5	3.4
Deferred tax assets related to trading losses	6.9	5.1	4.6
Other temporary differences	0.4	—	—
Deferred tax assets before offset	9.0	5.6	8.0

Offset against deferred tax liabilities from Corporate Interest Restriction	—	(0.5)	(3.4)
Offset against deferred tax liabilities from trading losses	—	(4.7)	(4.0)
Offset from tax liabilities	(5.9)	—	—
Deferred tax assets, net as of December 31	3.1	0.4	0.6

Deferred tax liabilities
Deferred tax liabilities arising from changes in equity	5.9	8.5	13.2
Other temporary differences	0.3	0.3	0.3
Deferred tax liabilities before offset	6.2	8.8	13.5

Offset against tax liabilities arising from changes in equity	(5.9)	—	—
Offset from tax assets	—	(5.2)	(7.4)
Deferred tax liabilities in the balance sheet	0.3	3.6	6.1

Schedule of non-current tax liability related to held over gains

USDm	2024	2023	2022
Non-current tax liability related to held-over gains
Balance as of December 31	(45.2)	(45.2)	(45.2)